Long-Term Debt (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 07, 2018	Feb. 28, 2017	Aug. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Credit Facility
Outstanding credit facility amount		$ 16,500
Debt issuance costs			$ 72	$ 0	$ 0	$ 72
Expected future principal payments
2018				0
2019				4,583			$ 0
2020				5,500			10,208
2021				5,500			12,250
2022				917			2,042
Total expected future principal payments				$ 16,500			$ 24,500
Term A loan facility
Credit Facility
Maximum borrowing amount under credit facility			15,500
Outstanding credit facility amount						$ 15,500
Fixed interest rate on credit facility (as a percent)		7.95%
Variable interest rate on credit facility (as a percent)		6.90%
Additional borrowing amount under credit facility		$ 1,000
Net proceeds from credit facility		$ 500
Term A loan facility | Prior to February 24, 2018/Prior to February 7, 2019
Credit Facility
Prepayment fee (in percentage)		2.50%
Term A loan facility | On or after February 24, 2018 but prior to February 24, 2019/On or after February 7, 2019 but prior to February 7, 2020
Credit Facility
Prepayment fee (in percentage)		1.50%
Term A loan facility | On or after February 24, 2019/On or after February 7, 2020
Credit Facility
Prepayment fee (in percentage)		1.00%
Original credit facility
Credit Facility
Outstanding credit facility amount			$ 12,000
Term B loan facility
Credit Facility
Outstanding credit facility amount	$ 24,500	$ 9,000
Fixed interest rate on credit facility (as a percent)	7.95%		7.95%
Additional borrowing amount under credit facility	$ 8,000
Net proceeds from credit facility	$ 8,000
Trailing period revenue	12 months	12 months
Minimum amount of revenue for interest only period	$ 25,000	$ 25,000
Final payment fee (in percentage)		5.00%
Increase in interest rate in default (in percentage)				5.00%			5.00%
Term B loan facility | LIBOR
Credit Facility
Variable interest rate on credit facility (as a percent)	6.90%
Term B loan facility | Minimum
Credit Facility
Outstanding credit facility amount			$ 3,500
Term B loan facility | Maximum
Credit Facility
Outstanding credit facility amount			$ 10,000
Term B loan facility | Prior to February 24, 2018/Prior to February 7, 2019
Credit Facility
Prepayment fee (in percentage)		2.50%
Term B loan facility | On or after February 24, 2018 but prior to February 24, 2019/On or after February 7, 2019 but prior to February 7, 2020
Credit Facility
Prepayment fee (in percentage)		1.50%
Term B loan facility | On or after February 24, 2019/On or after February 7, 2020
Credit Facility
Prepayment fee (in percentage)		1.00%
Series F convertible preferred stock
Credit Facility
Aggregate number of shares called by warrants	233,577	29,197
Period of warrants (in years)	10 years	10 years
Exercise Price	$ 1.37	$ 1.37		$ 1.37			$ 1.37